Employee Benefits (Details) - Schedule of other benefits provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Benefits Provision Abstract
Balances as of January 1	$ 10,439	$ 25,728
Net provisions established	38,916	22,838
Provisions used	(35,236)	(38,128)
Total	$ 14,119	$ 10,438